United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/2006

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfa 5/13/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      30

Form 13F Information Table Value Total: 409,405(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

                                               FORM 13F INFORMATION TABLE

                                                         VALUE  SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000) PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
MARRIOTT INTL INC NEW                      C   57190320   $7,133    184600SH           SOLE                                184600
STARWOOD HOTELS&RESORTS WRLD               C   85590A401 $13,270    232040SH           SOLE                                232040
AMB PPTY CORP                              C   00163T10  $13,561    246080SH           SOLE                                246080
ARCHSTONE-SMITH TR                         C   39583109  $26,618    488945SH           SOLE                                488945
AVALONBAY CMNTYS INC                       C   5348410   $27,126    225295SH           SOLE                                225295
BOSTON PPTYS INC                           C   10112110  $27,730    268337SH           SOLE                                268337
BRE PPTYS INC                              C   5564      $11,684    195620SH           SOLE                                195620
CAMDEN PPTY TR                             C   13313110   $5,792     76200SH           SOLE                                 76200
EQUITY LIFESTYLE PPTYS INC                 C   29472R10  $12,482    273066SH           SOLE                                273066
EQUITY OFFICE PPTYS TR                     C   29474110   $1,590     40000SH           SOLE                                 40000
EQUITY RESIDENTIAL                         C   29476L10   $7,719    152600SH           SOLE                                152600
ESSEX PPTY TR                              C   29717810   $6,001     49435SH           SOLE                                 49435
FEDERAL RLTY INVT TR                       C   31374720  $14,298    192435SH           SOLE                                192435
FOREST CITY ENTERPRISES INC                C   34555010   $3,662     67440SH           SOLE                                 67440
HOST MARRIOTT CORP NEW                     C   44107P10  $28,120   1226342SH           SOLE                               1226342
KILROY RLTY CORP                           C   49427F10   $4,688     62220SH           SOLE                                 62220
LASALLE HOTEL PPTYS                        C   51794210   $6,905    159320SH           SOLE                                159320
MACERICH CO                                C   55438210   $8,332    109120SH           SOLE                                109120
MACK CALI RLTY CORP                        C   55448910   $4,672     90200SH           SOLE                                 90200
PROLOGIS TR                                C   74341010  $25,855    453118SH           SOLE                                453118
PS BUSINESS PKS INC CALIF                  C   69360J10   $6,232    103350SH           SOLE                                103350
PUBLIC STORAGE INC                         C   74460D10  $27,507    319890SH           SOLE                                319890
REGENCY CTRS CORP                          C   75884910  $19,638    285595SH           SOLE                                285595
SIMON PPTY GROUP INC NEW                   C   82880610  $28,122    310331SH           SOLE                                310331
SL GREEN RLTY CORP                         C   78440X10  $20,383    182480SH           SOLE                                182480
TAUBMAN CTRS INC                           C   87666410  $15,507    349090SH           SOLE                                349090
VORNADO RLTY TR                            C   92904210  $18,774    172240SH           SOLE                                172240
BROOKFIELD PPTYS CORP                      C   11290010   $4,599    130200SH           SOLE                                130200
GENERAL GROWTH PPTYS INC                   C   37002110   $6,331    132860SH           SOLE                                132860
MAGUIRE PPTYS INC                          C   55977510   $5,074    124540SH           SOLE                                124540









</SEC-DOCUMENT>